Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Oct. 06, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable convertible preferred stock:
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	75,685,626
Preferred stock, shares issued (in shares)	0		75,495,266
Preferred stock, shares outstanding (in shares)	0		75,495,266	59,277
Stockholders' equity (deficit):
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000	400,000,000	114,290,527
Common stock, shares issued (in shares)	114,991,026		5,019,582	15,242,358
Common stock, shares outstanding (in shares)	114,991,026	114,707,150	5,019,582